Commitments and Contingencies (Details) - Schedule of Future Milestones - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	$ 300,000	$ 300,000
Good Laboratory Practices [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	375,000	375,000
Completion of a Phase I Clinical Trial [Member]]
Schedule of Future Milestones [Line Items]
Milestone bearing event	1,500,000	1,500,000
Completion of a Phase II Clinical Trial [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	2,500,000	2,500,000
Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	6,000,000	6,000,000
Regulatory Approval in the first of the United States, within the EU or within the UK [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	$ 12,000,000	12,000,000
Convertible Note [Member] | License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event		$ 2,400,000